Stockholders’ Equity (Deficit) (Details) - USD ($)									1 Months Ended			3 Months Ended				6 Months Ended		12 Months Ended
	May 22, 2026	Mar. 16, 2026	Jan. 31, 2026	Jan. 03, 2026	Dec. 31, 2025	May 25, 2025	Nov. 13, 2024	Aug. 24, 2024	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 30, 2023
Stockholders’ Equity (Deficit) (Details) [Line Items]
Preferred stock, shares authorized (in Shares)					5,000,000				5,000,000			5,000,000				5,000,000		5,000,000
Issuance of shares (in Shares)	6,924,700		1,000,000		1,500,000					100,000						200,000
Compensation for outstanding, amount						$ 676,000
Compensation for outstanding, shares (in Shares)						1,000,000
Capital contribution to additional capital									$ 676,000			$ 676,000				$ 676,000
Stock price per share (in Dollars per share)	$ 2.09								$ 2.37	$ 2	$ 1	$ 2.37	$ 2	$ 1		$ 2.37	$ 1
Stock issued value									$ 3,333,000										$ 353,691
Proceeds from issuance of common stock										$ 200,000						$ 220,000	$ 85,000
Proceeds from Issuance of Private Placement		$ 1,000,000														$ 20,000
Additional share issued (in Shares)				4,166					12,500							8,500,000
Earn-out shares (in Shares)	6,924,700															1,575,300
Contingent consideration liability	$ 14,474,000				$ 34,839,000				$ 16,394,000	$ 16,394,000		$ 16,394,000	$ 16,394,000			$ 16,394,000		$ 34,839,000
Beneficial ownership percentage																4.90%
Share-based compensation arrangement by share-based payment award, fair value assumptions, exercise price (in Dollars per share)				$ 3.99					$ 3.99			$ 3.99				$ 3.99
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected term																1 year 6 months 3 days
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected volatility rate																113.18%			203.49%
Share-based compensation arrangement by share-based payment award, fair value assumptions, risk free interest rate																3.74%			3.50%
Dividend yield
Aggregate grant-date fair value									$ 649,000			$ 649,000				$ 649,000
Options were granted (in Shares)
Stock-based compensation expense												$ 227,000		$ 221,000		$ 502,000	$ 636,000
Unrecognized compensation expense from stock options					$ 367,500				$ 514,000			$ 514,000				$ 514,000		$ 367,500
Common and preferred stock issued for cash and acquisition Share (in Shares)								1,000,000
Related party transaction amount								$ 100
Related party transaction par value (in Dollars per share)								$ 0.0001
Related-party demand advances								$ 675,700
Preferred stock, shares outstanding (in Shares)
Restated share transfer agreement																		On June 2, 2025, the Company executed a Restated Share Transfer Agreement with Intrepid View Partners, LP, under which Spectral acquired 1,698,890 common shares of a global autonomous vehicle company (the “WAV Company”) for an aggregate purchase price of $16,988,900, which will be paid via the issuance of 1,698,890 restricted shares of Spectral’s common stock.
Private placements																			In June 2025, the Company commenced an additional private placement offering for up to 2,000,000 shares of the Company’s common stock at a price of $1.00 - $1.49 per share, or an aggregate of $2,000,000. The aggregate offering amount may be increased by the Company in the future. During the year ended December 31, 2025, the Company issued 1,494,700 shares of common stock for total proceeds of $1,834,970 under this offering
Common stock issued pursuant to private placement, Value																		$ 1,834,970
Sale of common stock																			$ 150,040
Issuance of common stock pursuant to business combination																		12,880,000
Company no longer owes compensation																		675,500
Consideration paid in Consulting Agreement																		307,500
Consideration paid in Marketing Services Agreement																		4,420,000
Share-based compensation arrangement by share-based payment award, options, grants in period, net of forfeitures (in Shares)																			6,810,000
Grant date fair value																			$ 3,345,600
Selling, general and administrative expense																		$ 1,077,319	$ 1,165,151
Share-based compensation arrangement by share-based payment award, options, forfeitures and expirations in period (in Shares)																		3,163,125
Unrecognized compensation expense																		$ 930,000
Common Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Issuance of shares (in Shares)																74,700
Compensation for outstanding, shares (in Shares)																		214	2,000,000
Stock issued value																			$ 363
Common and preferred stock issued for cash and acquisition Share (in Shares)																			5,050,000
Common stock issued pursuant to business combination, Shares (in Shares)																		8,000,000
Settlement of advances																		During the year ended December 31, 2024, the Company issued 3,563,043 shares of common stock in satisfaction of $81,950 in advances. On the date of the agreement, the fair market value of the common stock per the Company’s closing stock price was $347,040 resulting in an extinguishment of debt of $265,090
Series Quantum Preferred Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Compensation for outstanding, shares (in Shares)
Stock issued value
Common and preferred stock issued for cash and acquisition Share (in Shares)																			1,000,000
NNN [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Proceeds from issuance of common stock																			$ 1,010,000
NNN [Member] | Common Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Common and preferred stock issued for cash and acquisition Share (in Shares)																			5,050,000
NNN [Member] | Series Quantum Preferred Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Common and preferred stock issued for cash and acquisition Share (in Shares)							1,000,000											1,000,000	1,000,000
Scandere OU [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Sale of common stock																		$ 194,800
Scandere OU [Member] | Common Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Sale of common stock (in Shares)																		2,000,000
Minimum [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Stock price per share (in Dollars per share)									$ 2.56			$ 2.56				$ 2.56
Share-based compensation arrangement by share-based payment award, fair value assumptions, exercise price (in Dollars per share)																			$ 0.5
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected term																			6 years
Shares issued, price per share (in Dollars per share)																			$ 0.43
Maximum [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Stock price per share (in Dollars per share)									4.13			4.13				4.13
Share-based compensation arrangement by share-based payment award, fair value assumptions, exercise price (in Dollars per share)																			$ 0.72
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected term																			7 years
Shares issued, price per share (in Dollars per share)																			$ 0.61
Private Placement June 2024 [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Proceeds from issuance of common stock																			$ 1,010,000
Private Placement [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Issuance of shares (in Shares)											3,333,333
Stock price per share (in Dollars per share)									$ 1.6			$ 1.6				$ 1.6
Proceeds from issuance of common stock																$ 85,000
Private Placement [Member] | Common Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Issuance of shares (in Shares)																112,500
Series Quantum Preferred Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Preferred stock, shares authorized (in Shares)					2,000,000				2,000,000			2,000,000				2,000,000		2,000,000
Issuance of shares (in Shares)																40
Preferred stock, shares outstanding (in Shares)					0				0			0				0		0	1,000,000
Telvantis [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Issuance of shares (in Shares)																500,000
Employee Options [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Issuance of shares (in Shares)																15,000,000
Stock price per share (in Dollars per share)									$ 3.24			$ 3.24				$ 3.24
Stock issued value																$ 65,000,000
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected term																5 years